REGULATORY MATTERS	12 Months Ended
Dec. 31, 2013
REGULATORY MATTERS [Abstract]
REGULATORY MATTERS

NOTE 18: Regulatory Matters

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of its assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined).

As of March 31, 2014 (unaudited), the Bank’s most recent notification from the Federal Deposit Insurance Corporation categorized the Bank as “well-capitalized”, under the regulatory framework for prompt corrective action. To be categorized as “well-capitalized”, the Bank must maintain total risk based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the tables below. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The Bank’s actual capital amounts and ratios as of March 31, 2014 (unaudited), December 31, 2013 and 2012 are presented in the following table.

					Minimum
					To Be "Well-
			Minimum		Capitalized"
			For Capital		Under Prompt
	Actual		Adequacy Purposes		Corrective Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of March 31, 2014: (unaudited)
Total Core Capital (to Risk-Weighted Assets)	$48,582	13.8%	$28,100	8.0%	$35,125	10.0%
Tier 1 Capital (to Risk-Weighted Assets)	$44,011	12.5%	$14,050	4.0%	$21,075	6.0%
Tier 1 Capital (to Assets)	$44,011	8.7%	$20,165	4.0%	$25,207	5.0%
As of December 31, 2013:
Total Core Capital (to Risk-Weighted Assets)	$47,862	14.1%	$27,106	8.0%	$33,883	10.0%
Tier 1 Capital (to Risk-Weighted Assets)	$43,454	12.8%	$13,553	4.0%	$20,330	6.0%
Tier 1 Capital (to Assets)	$43,454	8.7%	$19,928	4.0%	$24,910	5.0%
As of December 31, 2012:
Total Core Capital (to Risk-Weighted Assets)	$45,763	14.2%	$25,808	8.0%	$32,259	10.0%
Tier 1 Capital (to Risk-Weighted Assets)	$41,574	12.9%	$12,904	4.0%	$19,356	6.0%
Tier 1 Capital (to Assets)	$41,574	8.8%	$18,831	4.0%	$23,539	5.0%

On September 11, 2009, the Company entered into the Purchase Agreement with the United States Department of the Treasury, as part of the Capital Purchase Program (“CPP”) pursuant to which the Company issued and sold to Treasury: (i) 6,771 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series A, par value $0.01 per share, having a liquidation amount per share equal to $1,000, for a total price of $6,771,000; and (ii) a Warrant to purchase 154,354 shares of the Company’s common stock, par value $0.01 per share, at an exercise price per share of $6.58. The Company contributed to the Bank, its subsidiary, $5,500,000 or 81.23% of the proceeds of the sale of the Series A Preferred Stock.

The $6,771,000 of proceeds was allocated to the Series A Preferred Stock and the Warrant based on their relative fair values at issuance ($6,065,000 was allocated to the Series A Preferred Stock and $706,000 to the Warrant).

On September 1, 2011, the Company redeemed all 6,771 shares of its Fixed Rate Cumulative Perpetual Preferred Stock Series A.  The Company paid $6,786,000 to the Treasury Department to redeem the Series A Preferred Stock, which included the original investment of $6,771,000, plus accrued dividends.

In connection with this redemption, on September 1, 2011, the Company entered into a Securities Purchase Agreement with the Secretary of the Treasury (“Treasury”) pursuant to which the Company sold to the Treasury, 13,000 shares of its Senior Non-Cumulative Perpetual Preferred Stock, Series B (“Series B Preferred Stock”), having a liquidation preference of $1,000 per share for aggregate proceeds of $13,000,000. This transaction was entered into as part of the Treasury’s Small Business Lending Fund Program (“SBLF”).

Accordingly, the Company is no longer subject to restrictions of the CPP program. The SBLF program does have its own requirements, which are summarized below:

The Series B Preferred Stock is entitled to receive non-cumulative dividends payable quarterly, on each January 1, April 1, July 1 and October 1, beginning October 1, 2011.  The dividend rate, which is calculated on the aggregate Liquidation Amount, was initially set at 4.2% per annum based upon the current level of “Qualified Small Business Lending”, or “QSBL” (as defined in the Securities Purchase Agreement) by the Company’s wholly owned subsidiary, the Bank.  The dividend rate for future dividend periods will be set based upon the “Percentage Change in Qualified Lending” (as defined in the Securities Purchase Agreement) between each dividend period and the “Baseline” QSBL level.  Such dividend rate may vary from 1% per annum to 5% per annum for the second through tenth dividend periods, from 1% per annum to 7% per annum for the eleventh through the first half of the nineteenth dividend periods.  If the Series B Preferred Stock remains outstanding for more than four-and-one-half years, the dividend rate will be fixed at 9%.  Prior to that time, in general, the dividend rate decreases as the level of the Bank’s QSBL increases.   The Company’s dividend rate as of the date of this report is 1.0%. Updated lending information provided to the US Treasury in early 2013 resulted in a credit against the dividend rate for 2013. Such dividends are not cumulative, but the Company may only declare and pay dividends on its common stock (or any other equity securities junior to the Series B Preferred Stock) if it has declared and paid dividends for the current dividend period on the Series B Preferred Stock, and will be subject to other restrictions on its ability to repurchase or redeem other securities.

The Company may redeem the shares of Series B Preferred Stock, in whole or in part, at any time at a redemption price equal to the sum of the Liquidation Amount per share and the per-share amount of any unpaid dividends for the then-current period, subject to any required prior approval by the Company’s primary federal banking regulator.

The Company’s ability to pay common stock dividends is conditional on payment of the Series B Preferred Stock Dividends described above. In addition, the SBLF program requires the Company to file quarterly reports on QSBL lending reported on by its Auditor annually. The Company must also outreach and advertise the availability of QSBL to organizations and individuals who represent minorities, woman and veterans. The Company must annually certify that no business loans are made to principals of businesses who have been convicted of a sex crime against a minor. Finally, the SBLF program requires the Company to file quarterly, annual and other reports provided to shareholders concurrently with the Treasury.

The Company’s goal is to maintain a strong capital position, consistent with the risk profile of its subsidiary banks that supports growth and expansion activities while at the same time exceeding regulatory standards. At March 31, 2014 (unaudited), December 31, 2013, and December 31, 2012 the Bank exceeded all regulatory required minimum capital ratios and met the regulatory definition of a “well-capitalized” institution, i.e. a leverage capital ratio exceeding 5%, a Tier 1 risk-based capital ratio exceeding 6% and a total risk-based capital ratio exceeding 10%.

The Bank is required to maintain average balances on hand or with the Federal Reserve Bank. At December 31, 2013 and 2012, these reserve balances amounted to $1,680,000 and $2,811,000, respectively, and are included in Cash and due from banks in the statement of condition.